Consolidated Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	Aug. 31, 2010
Shareholders' Equity
Preferred stock, par value	$ 0.0625	$ 0.0625
Preferred stock, authorized	32,000,000	32,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.078125	$ 0.078125
Common stock, authorized	3,200,000,000	3,200,000,000
Common stock, issued	1,025,400,000	1,025,400,000
Treasury stock, issued	136,105,870	86,794,947